PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Corporate Leaders
®
100 Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.5%
Communication Services : 9.1%
55,497  Alphabet, Inc. - Class
C
$ 9,557,693
0.8
472,956
AT&T, Inc.
12,963,724
1.1
31,162
(1)
Charter
Communications, Inc.
- Class A
11,329,568
1.0
286,006  Comcast Corp. - Class
A
10,261,895
0.9
18,088  Meta Platforms, Inc.
- Class A
12,086,402
1.1
11,877
(1)
Netflix, Inc.
11,646,111
1.0
48,463
T-Mobile US, Inc.
13,069,987
1.2
270,046  Verizon
Communications, Inc.
11,638,983
1.0
96,515
Walt Disney Co.
10,983,407
1.0
103,537,770
9.1
Consumer Discretionary : 9.6%
48,322
(1)
Amazon.com, Inc.
10,257,794
0.9
2,142
Booking Holdings, Inc.
10,744,293
0.9
1,082,353
Ford Motor Co.
10,336,471
0.9
199,290
General Motors Co.
9,791,118
0.9
27,461
Home Depot, Inc.
10,891,033
1.0
43,342
Lowe's Cos., Inc.
10,776,555
0.9
36,925
McDonald's Corp.
11,385,085
1.0
143,254
NIKE, Inc. - Class B
11,378,665
1.0
118,060
Starbucks Corp.
13,672,529
1.2
79,185
Target Corp.
9,837,944
0.9
109,071,487
9.6
Consumer Staples : 10.2%
205,336
Altria Group, Inc.
11,468,016
1.0
172,398
Coca-Cola Co.
12,276,462
1.1
117,787
Colgate-Palmolive Co.
10,738,641
0.9
11,596  Costco Wholesale
Corp.
12,159,682
1.1
352,226
Kraft Heinz Co.
10,816,860
0.9
179,548  Mondelez International,
Inc. - Class A
11,532,368
1.0
70,484
PepsiCo, Inc.
10,817,179
1.0
89,109  Philip Morris
International, Inc.
13,836,845
1.2
64,001
Procter & Gamble Co.
11,125,934
1.0
118,073
Walmart, Inc.
11,643,178
1.0
116,415,165
10.2
Energy : 3.0%
74,746
Chevron Corp.
11,856,210
1.0
110,144
ConocoPhillips
10,920,778
1.0
101,115
Exxon Mobil Corp.
11,257,133
1.0
34,034,121
3.0
Financials : 15.2%
35,966
American Express Co.
10,824,327
0.9
147,401  American International
Group, Inc.
12,225,439
1.1
243,539
Bank of America Corp.
11,227,148
1.0
138,684  Bank of New York
Mellon Corp.
12,335,942
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
23,651
(1)
Berkshire Hathaway,
Inc. - Class B
$ 12,152,593
1.1
10,408
Blackrock, Inc.
10,176,734
0.9
60,102  Capital One Financial
Corp.
12,053,456
1.1
144,649
Charles Schwab Corp.
11,503,935
1.0
151,924
Citigroup, Inc.
12,146,324
1.1
18,646  Goldman Sachs
Group, Inc.
11,603,219
1.0
44,684  JPMorgan Chase &
Co.
11,825,621
1.0
131,198
MetLife, Inc.
11,306,644
1.0
85,042
Morgan Stanley
11,319,941
1.0
221,635
US Bancorp
10,394,681
0.9
151,880
Wells Fargo & Co.
11,895,242
1.0
172,991,246
15.2
Health Care : 14.8%
94,804
Abbott Laboratories
13,083,900
1.2
60,692
AbbVie, Inc.
12,686,449
1.1
41,241
Amgen, Inc.
12,704,702
1.1
190,758  Bristol-Myers Squibb
Co.
11,372,992
1.0
243,373
CVS Health Corp.
15,994,473
1.4
46,566
Danaher Corp.
9,674,552
0.8
13,820
Eli Lilly & Co.
12,723,107
1.1
116,225
Gilead Sciences, Inc.
13,285,680
1.2
74,606
Johnson & Johnson
12,311,482
1.1
134,329
Medtronic PLC
12,360,955
1.1
108,710
Merck & Co., Inc.
10,028,497
0.9
404,751
Pfizer, Inc.
10,697,569
0.9
20,611  Thermo Fisher
Scientific, Inc.
10,902,394
1.0
21,060  UnitedHealth Group,
Inc.
10,002,658
0.9
167,829,410
14.8
Industrials : 12.7%
82,816
3M Co.
12,846,418
1.1
60,572
(1)
Boeing Co.
10,577,688
0.9
29,460
Caterpillar, Inc.
10,132,767
0.9
25,185
Deere & Co.
12,108,696
1.1
86,061
Emerson Electric Co.
10,465,878
0.9
38,116
FedEx Corp.
10,020,697
0.9
40,602  General Dynamics
Corp.
10,256,065
0.9
63,616
General Electric Co.
13,167,240
1.2
47,192  Honeywell
International, Inc.
10,046,705
0.9
22,125
Lockheed Martin Corp.
9,964,436
0.9
92,812  Raytheon Technologies
Corp.
12,343,068
1.1
46,946
Union Pacific Corp.
11,581,109
1.0
85,333  United Parcel Service,
Inc. - Class B
10,157,187
0.9
143,667,954
12.7
Information Technology : 16.8%
30,338  Accenture PLC - Class
A
10,572,793
0.9

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Corporate Leaders
®
100 Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
23,989
(1)
Adobe, Inc.
$ 10,520,616
0.9
87,340
(1)
Advanced Micro
Devices, Inc.
8,721,772
0.8
42,401
Apple, Inc.
10,254,258
0.9
45,393
Broadcom, Inc.
9,052,726
0.8
180,670
Cisco Systems, Inc.
11,582,754
1.0
539,535
Intel Corp.
12,803,165
1.1
48,552  International Business
Machines Corp.
12,256,467
1.1
16,967
Intuit, Inc.
10,415,023
0.9
20,349  Mastercard, Inc.
- Class A
11,727,332
1.0
25,174
Microsoft Corp.
9,993,826
0.9
77,780
NVIDIA Corp.
9,716,278
0.9
64,070
Oracle Corp.
10,639,464
0.9
125,177
(1)
PayPal Holdings, Inc.
8,893,826
0.8
69,180
Qualcomm, Inc.
10,873,021
1.0
31,852
Salesforce, Inc.
9,487,118
0.8
56,894
Texas Instruments, Inc.
11,150,655
1.0
33,915
Visa, Inc. - Class A
12,301,310
1.1
190,962,404
16.8
Materials : 2.0%
271,142
Dow, Inc.
10,333,222
0.9
25,605
Linde PLC US
11,958,815
1.1
22,292,037
2.0
Real Estate : 2.1%
58,783
American Tower Corp.
12,086,960
1.1
62,585  Simon Property Group,
Inc.
11,646,443
1.0
23,733,403
2.1
Utilities : 3.0%
99,284
Duke Energy Corp.
11,664,877
1.1
149,024
NextEra Energy, Inc.
10,457,014
0.9
129,812
Southern Co.
11,655,820
1.0
33,777,711
3.0
Total Common Stock
(Cost $601,600,936)
1,118,312,708
98.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Mutual Funds : 0.7%
7,701,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.290%
(Cost $7,701,000) $ 7,701,000 0.7
Total Short-Term
Investments
(Cost $7,701,000)
$ 7,701,000
0.7
Total Investments in
Securities
(Cost $609,301,936) $ 1,126,013,708 99.2
Assets in Excess of
Other Liabilities 9,116,535 0.8
Net Assets $ 1,135,130,243 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
3
Voya Corporate Leaders
®
100 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 1,118,312,708 $ — $ — $ 1,118,312,708
Short-Term Investments 7,701,000 — — 7,701,000
Total Investments, at fair value $ 1,126,013,708 $ — $ — $ 1,126,013,708
Liabilities Table
Other Financial Instruments+
Futures $ (54,066) $ — $ — $ (54,066)
Total Liabilities $ (54,066) $ — $ — $ (54,066)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At February 28, 2025, the following futures contracts were outstanding for Voya Corporate Leaders
®
100 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 53 03/21/25 $ 15,802,613 $ (54,066)
$ 15,802,613 $ (54,066)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 518,465,181
Gross Unrealized Depreciation (1,753,409)
Net Unrealized Appreciation $ 516,711,772